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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 58.1%
		Consumer Discretionary: 7.9%
7,344	@	Amazon.com, Inc.	$2,367,999	0.4
5,192		Bayerische Motoren Werke AG	554,894	0.1
40,474		Brinker International, Inc.	2,055,674	0.4
2,904		Chipotle Mexican Grill, Inc.	1,935,777	0.4
6,125		Cie Financiere Richemont SA	500,665	0.1
56,027		Comcast Corp. – Class A	3,013,132	0.6
18,260	@	Delphi Automotive PLC	1,120,068	0.2
3,800		Denso Corp.	175,318	0.0
7,964		DineEquity, Inc.	649,783	0.1
8,734		Discovery Communications, Inc. - Class C	325,604	0.1
7,827		Foot Locker, Inc.	435,573	0.1
20,000		Fuji Heavy Industries Ltd.	662,534	0.1
24,962		Gap, Inc.	1,040,666	0.2
64,541		Hilton Worldwide Holdings, Inc.	1,589,645	0.3
42,373		Home Depot, Inc.	3,887,299	0.7
11,738	@	Jarden Corp.	705,571	0.1
105,677		Kingfisher PLC	552,674	0.1
52,234		Macy's, Inc.	3,038,974	0.6
8,282		Marriott International, Inc.	578,912	0.1
6,857		Michael Kors Holdings Ltd.	489,521	0.1
11,801		Newell Rubbermaid, Inc.	406,072	0.1
25,258		Nike, Inc.	2,253,014	0.4
52,600		Panasonic Corp.	626,907	0.1
2,898		Polaris Industries, Inc.	434,091	0.1
3,849		Kering	776,039	0.2
1,303	@	Priceline.com, Inc.	1,509,630	0.3
31,193		Reed Elsevier NV	707,659	0.1
20,000		Regal Entertainment Group	397,600	0.1
10,161		Renault S.A.	735,047	0.2
4,583		Scripps Networks Interactive - Class A	357,887	0.1
12,630		Starbucks Corp.	953,060	0.2
17,047	@	Starz	563,915	0.1
19,400		Toyota Motor Corp.	1,141,480	0.2
18,084	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,136,986	0.4
12,378		VF Corp.	817,319	0.1
22,785		Walt Disney Co.	2,028,549	0.4
			41,525,538	7.9

		Consumer Staples: 5.3%
61,000		Ajinomoto Co., Inc.	1,014,431	0.2
25,950		Altria Group, Inc.	1,192,143	0.2
18,050		British American Tobacco PLC	1,017,122	0.2
6,897		Casino Guichard Perrachon S.A.	742,022	0.1
55,244		ConAgra Foods, Inc.	1,825,262	0.3
13,859		Costco Wholesale Corp.	1,736,810	0.3
45,518		CVS Caremark Corp.	3,622,778	0.7
6,047		Energizer Holdings, Inc.	745,051	0.1
20,937		Estee Lauder Cos., Inc.	1,564,413	0.3
4,612		Hain Celestial Group, Inc.	472,038	0.1
3,911		Hershey Co.	373,227	0.1
31,400		Japan Tobacco, Inc.	1,020,356	0.2
24,166		Kimberly-Clark Corp.	2,599,537	0.5
22,606		Kraft Foods Group, Inc.	1,274,978	0.2
4,914		Mead Johnson Nutrition Co.	472,825	0.1
27,496		Molson Coors Brewing Co.	2,046,802	0.4
14,443	@	Monster Beverage Corp.	1,323,990	0.3
14,536		Nestle S.A.	1,068,265	0.2
26,394		PepsiCo, Inc.	2,457,017	0.5
13,711		SABMiller PLC	759,830	0.2
14,435		Sprouts Farmers Market, Inc.	419,625	0.1
1,871	@	TreeHouse Foods, Inc.	150,628	0.0
			27,899,150	5.3

		Energy: 4.5%
22,054		Anadarko Petroleum Corp.	2,237,158	0.4
13,690		Cabot Oil & Gas Corp.	447,526	0.1
22,002	@	Cameron International Corp.	1,460,493	0.3
3,785		Cimarex Energy Co.	478,916	0.1
10,718		ConocoPhillips	820,141	0.2
14,107		Consol Energy, Inc.	534,091	0.1
10,645		EOG Resources, Inc.	1,054,068	0.2
3,060		EQT Corp.	280,112	0.1
21,905		ExxonMobil Corp.	2,060,165	0.4
29,090		Halliburton Co.	1,876,596	0.4
2,756		Helmerich & Payne, Inc.	269,730	0.0
11,128		Hess Corp.	1,049,593	0.2
47,731	@	Noble Corp. PLC	1,060,583	0.2
7,701		Noble Energy, Inc.	526,440	0.1
17,361		Occidental Petroleum Corp.	1,669,260	0.3
16,427		Patterson-UTI Energy, Inc.	534,370	0.1
21,327		Royal Dutch Shell PLC - Class A ADR	1,623,625	0.3
56,167		Royal Dutch Shell PLC - Class A	2,146,712	0.4
3,572		SM Energy Co.	278,616	0.0
12,436		Superior Energy Services	408,771	0.1
15,848		Total S.A. ADR	1,021,404	0.2
26,239		Total S.A.	1,699,092	0.3
			23,537,462	4.5

		Financials: 10.8%
31,108		Admiral Group PLC	645,134	0.1
2,962	@	Affiliated Managers Group, Inc.	593,466	0.1
28,100		AllianceBernstein Holding LP	730,881	0.1
29,409		Ameriprise Financial, Inc.	3,628,482	0.7
13,097	@	Aon PLC	1,148,214	0.2
36,148		Arthur J. Gallagher & Co.	1,639,673	0.3
104,769		Banco Popular Espanol SA	639,022	0.1
13,689		BankUnited, Inc.	417,378	0.1
249,606		Barclays PLC	918,091	0.2
4,672		Blackrock, Inc.	1,533,911	0.3
40,623		Blackstone Group LP	1,278,812	0.2
13,914		Carlyle Group L.P.	423,820	0.1
48,450		Credit Agricole SA	730,315	0.1
93,061		CaixaBank SA	565,871	0.1
27,921		Danske Bank A/S	756,875	0.2
49,665		DCT Industrial Trust, Inc.	372,984	0.1
28,861		Discover Financial Services	1,858,360	0.4
31,273		Extra Space Storage, Inc.	1,612,749	0.3

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
71,235		Fifth Third Bancorp.	$1,426,125	0.3
10,964		First Republic Bank	541,402	0.1
19,612		FNF Group	544,037	0.1
28,912		Gaming and Leisure Properties, Inc.	893,381	0.2
18,956		Hartford Financial Services Group, Inc.	706,111	0.1
11,122		HCC Insurance Holdings, Inc.	537,081	0.1
24,285		Host Hotels & Resorts, Inc.	517,999	0.1
53,395		HSBC Holdings PLC	542,559	0.1
318,727		Intesa Sanpaolo S.p.A.	962,155	0.2
48,798		Invesco Ltd.	1,926,545	0.4
66,489		JPMorgan Chase & Co.	4,005,297	0.8
47,540		Keycorp	633,708	0.1
190,933		Legal & General Group PLC	706,509	0.1
22,277		Lincoln National Corp.	1,193,602	0.2
14,082		Macquarie Group Ltd.	708,598	0.1
24,000		Mitsui Fudosan Co., Ltd.	736,522	0.2
371,400		Mizuho Financial Group, Inc.	663,020	0.1
102,845		Natixis	707,569	0.1
66,600		Nomura Holdings, Inc.	396,227	0.1
45,312		Nordea Bank AB	587,398	0.1
19,000		ORIX Corp.	262,304	0.1
11,073		PacWest Bancorp	456,540	0.1
7,405		ProAssurance Corp.	326,338	0.1
18,961		ProLogis, Inc.	714,830	0.1
29,281		Prudential Financial, Inc.	2,574,971	0.5
25,177		Prudential PLC	559,715	0.1
77,830		Regions Financial Corp.	781,413	0.1
5,693		SEI Investments Co.	205,859	0.0
5,218		SL Green Realty Corp.	528,688	0.1
44,931		Starwood Property Trust, Inc.	986,685	0.2
3,604	@	SVB Financial Group	403,972	0.1
3,177		Swiss Life Holding	757,060	0.2
11,595		The Geo Group, Inc.	443,161	0.1
93,382		UniCredit SpA	733,602	0.2
39,000		United Overseas Bank Ltd.	683,698	0.1
14,653		UnumProvident Corp.	503,770	0.1
11,500		Validus Holdings Ltd.	450,110	0.1
8,503		Ventas, Inc.	526,761	0.1
25,454		Weingarten Realty Investors	801,801	0.2
55,104		Wells Fargo & Co.	2,858,245	0.5
88,000		Wharf Holdings Ltd.	625,040	0.1
35,688	@	XL Group PLC	1,183,771	0.2
1,809		Zurich Insurance Group AG	538,364	0.1
			56,336,581	10.8

		Health Care: 8.0%
31,212		Abbott Laboratories	1,298,107	0.2
48,341		AbbVie, Inc.	2,792,176	0.5
6,271	@	Actavis PLC	1,513,067	0.3
3,447		Agilent Technologies, Inc.	196,410	0.0
5,720	@	Alexion Pharmaceuticals, Inc.	948,490	0.2
8,796		Allergan, Inc.	1,567,359	0.3
7,417		Amgen, Inc.	1,041,792	0.2
37,400		Astellas Pharma, Inc.	557,020	0.1
3,617		AstraZeneca PLC	259,203	0.1
7,336		Bayer AG	1,020,723	0.2
39,005		Bristol-Myers Squibb Co.	1,996,276	0.4
30,440		Cardinal Health, Inc.	2,280,565	0.4
12,313		Celgene Corp.	1,167,026	0.2
11,198		Cigna Corp.	1,015,547	0.2
9,083	@	Community Health Systems, Inc.	497,658	0.1
5,054		Covance, Inc.	397,750	0.1
7,761		DexCom, Inc.	310,362	0.1
17,553	@	Gilead Sciences, Inc.	1,868,517	0.4
4,604	@	Henry Schein, Inc.	536,228	0.1
1,810	@	Illumina, Inc.	296,695	0.1
9,978		McKesson Corp.	1,942,417	0.4
3,191	@	Medivation, Inc.	315,494	0.1
20,410		Medtronic, Inc.	1,264,399	0.2
42,075		Merck & Co., Inc.	2,494,206	0.5
13,500	@	Mylan Laboratories	614,115	0.1
20,175		Novartis AG	1,899,847	0.4
98,101		Pfizer, Inc.	2,900,847	0.5
9,670		Premier, Inc.	317,756	0.1
5,549		Roche Holding AG - Genusschein	1,638,637	0.3
6,751		Sanofi	763,344	0.1
24,900		Select Medical Holdings Corp.	299,547	0.1
25,200		Shionogi & Co., Ltd.	578,355	0.1
27,118		St. Jude Medical, Inc.	1,630,605	0.3
20,567		UnitedHealth Group, Inc.	1,773,904	0.3
5,567		Universal Health Services, Inc.	581,752	0.1
2,967	@	Vertex Pharmaceuticals, Inc.	333,224	0.1
6,673		Zimmer Holdings, Inc.	670,970	0.1
			41,580,390	8.0

		Industrials: 6.8%
15,320		Alstom	525,343	0.1
43,721		Ametek, Inc.	2,195,231	0.4
279		AP Moller - Maersk A/S - Class B	660,908	0.1
16,302		Boeing Co.	2,076,549	0.4
16,575		Caterpillar, Inc.	1,641,422	0.3
544,500		China Railway Construction Corp. Ltd.	494,124	0.1
57,987	@	CNH Industrial NV	459,317	0.1
18,162		Danaher Corp.	1,379,949	0.3
29,215		Delta Airlines, Inc.	1,056,122	0.2
15,528		Deutsche Post AG	494,958	0.1
7,567		Equifax, Inc.	565,558	0.1
8,094		Airbus Group NV	508,795	0.1
9,423	@	Generac Holdings, Inc.	382,008	0.1
9,237		General Dynamics Corp.	1,173,930	0.2
80,067		General Electric Co.	2,051,317	0.4
11,216		Hubbell, Inc.	1,351,865	0.2
27,745	@	Ingersoll-Rand PLC - Class A	1,563,708	0.3
17,200		LIXIL Group Corp.	366,945	0.1
16,549		KAR Auction Services, Inc.	473,798	0.1
37,400		Komatsu Ltd.	864,357	0.2
24,310		Koninklijke Philips NV	773,057	0.1
6,790		Lincoln Electric Holdings, Inc.	469,427	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
37,400		Mitsubishi Corp.	$765,961	0.1
49,486		Mueller Water Products, Inc.	409,744	0.1
8,198		Nielsen Holdings NV	363,417	0.1
8,914		Oshkosh Truck Corp.	393,553	0.1
4,501		Pall Corp.	376,734	0.1
16,418	@	Quanta Services, Inc.	595,809	0.1
5,177		Regal-Beloit Corp.	332,622	0.1
15,817		Roper Industries, Inc.	2,313,869	0.4
7,994		Siemens AG	951,228	0.2
29,775		Southwest Airlines Co.	1,005,502	0.2
7,251		TransDigm Group, Inc.	1,336,577	0.2
19,718	@	Tyco International Ltd.	878,831	0.2
25,660		Union Pacific Corp.	2,782,057	0.5
12,902		Waste Connections, Inc.	626,005	0.1
4,369		Wesco International, Inc.	341,918	0.1
13,624		Xylem, Inc.	483,516	0.1
			35,486,031	6.8

		Information Technology: 9.0%
14,740		Analog Devices, Inc.	729,483	0.1
2,972		Anixter International, Inc.	252,144	0.1
60,318		Apple, Inc.	6,077,039	1.2
27,963		Applied Materials, Inc.	604,280	0.1
11,032		Broadridge Financial Solutions, Inc. ADR	459,262	0.1
8,152		Cavium, Inc.	405,399	0.1
18,210		Check Point Software Technologies	1,260,860	0.2
77,496		Cisco Systems, Inc.	1,950,574	0.4
26,771		Cognizant Technology Solutions Corp.	1,198,538	0.2
29,163	@	Electronic Arts, Inc.	1,038,494	0.2
58,968		Telefonaktiebolaget LM Ericsson	743,520	0.1
5,809	@	F5 Networks, Inc.	689,761	0.1
22,141		Facebook, Inc.	1,750,025	0.3
13,028		Fidelity National Information Services, Inc.	733,476	0.1
6,616	@	Gartner, Inc.	486,078	0.1
2,638		Google, Inc.	1,523,076	0.3
3,246		Google, Inc. – Class A	1,909,979	0.4
131,900		Hitachi Ltd.	1,007,720	0.2
28,938		Intuit, Inc.	2,536,416	0.5
7,104		KLA-Tencor Corp.	559,653	0.1
21,653		Mastercard, Inc.	1,600,590	0.3
30,706		Microchip Technology, Inc.	1,450,244	0.3
124,736		Microsoft Corp.	5,782,761	1.1
12,100		Omron Corp.	549,921	0.1
47,658		Oracle Corp.	1,824,348	0.4
5,644		Palo Alto Networks, Inc.	553,676	0.1
50,970		Qualcomm, Inc.	3,811,027	0.7
10,794	@	Red Hat, Inc.	606,083	0.1
10,700		SolarWinds, Inc.	449,935	0.1
8,874	@	TE Connectivity Ltd.	490,643	0.1
15,223		Vantiv, Inc.	470,391	0.1
6,754		Visa, Inc.	1,441,101	0.3
12,373		VMware, Inc.	1,161,082	0.2
5,411		Western Digital Corp.	526,599	0.1
13,456		Xilinx, Inc.	569,862	0.1
			47,204,040	9.0

		Materials: 2.8%
7,545		Albemarle Corp.	444,401	0.1
28,700	L	ArcelorMittal	392,903	0.1
5,423		Arkema	363,394	0.1
39,089		BHP Billiton Ltd.	1,152,089	0.2
47,723	L	Cliffs Natural Resources, Inc.	495,365	0.1
25,439	@	Crown Holdings, Inc.	1,132,544	0.2
11,548		Eastman Chemical Co.	934,118	0.2
308,899		Fortescue Metals Group Ltd.	938,442	0.2
36,288		Freeport-McMoRan, Inc.	1,184,803	0.2
40,000		JSR Corp.	698,074	0.1
12,247		Koninklijke DSM NV	755,136	0.2
17,814	@	LyondellBasell Industries NV - Class A	1,935,669	0.3
30,809		Packaging Corp. of America	1,966,230	0.4
84,403		Rexam PLC	670,948	0.1
70,444		Steel Dynamics, Inc.	1,592,739	0.3
			14,656,855	2.8

		Telecommunication Services: 0.8%
35,047		CenturyTel, Inc.	1,433,072	0.3
50,500		China Mobile Ltd.	590,976	0.1
21,800		NTT DoCoMo, Inc.	365,111	0.1
5,259		SBA Communications Corp.	583,223	0.1
264,916		Telecom Corp. of New Zealand Ltd.	613,945	0.1
36,415		Telenor ASA	799,218	0.1
			4,385,545	0.8

		Utilities: 2.2%
96,593		CenterPoint Energy, Inc.	2,363,631	0.5
31,827		DTE Energy Co.	2,421,398	0.5
15,891		El Paso Electric Co.	580,816	0.1
122,103		Enel S.p.A.	645,943	0.1
26,706		Entergy Corp.	2,065,175	0.4
21,251		Fortum OYJ	518,143	0.1
18,168		Gas Natural SDG S.A.	534,445	0.1
30,352		Pinnacle West Capital Corp.	1,658,434	0.3
34,939		Suez Environnement S.A.	590,973	0.1
			11,378,958	2.2
		Total Common Stock
		(Cost $270,650,494)	303,990,550	58.1

EXCHANGE-TRADED FUNDS: 11.2%
75,600		iShares iBoxx High Yield Corporate Bond Fund	6,951,420	1.4
378,400		iShares MSCI Emerging Markets Index Fund	15,726,304	3.0
6,097		iShares Russell 1000 Value Index Fund	610,249	0.1
436,100		PowerShares Senior Loan Portfolio	10,588,508	2.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
612,100	SPDR Barclays Capital High Yield Bond ETF	$24,594,178	4.7

	Total Exchange-Traded Funds
	(Cost $59,374,284)	58,470,659	11.2

PREFERRED STOCK: 0.1%
	Utilities: 0.1%
69,390	Cia Energetica de Minas Gerais	428,912	0.1

	Total Preferred Stock
	(Cost $441,493)	428,912	0.1

RIGHTS: 0.0%
	Financials: 0.0%
104,769	Banco Popular Espanol SA	1,456	0.0

	Total Rights
	(Cost $1,595)	1,456	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.4%
		Basic Materials: 0.6%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	346,185	0.1
140,000		ArcelorMittal, 6.000%, 03/01/21	147,700	0.0
122,000		Barrick Gold Corp., 4.100%, 05/01/23	117,468	0.0
181,000		Barrick North America Finance LLC, 5.750%, 05/01/43	179,755	0.0
187,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	205,960	0.1
105,000		Chemtura Corp., 5.750%, 07/15/21	104,475	0.0
200,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd, 5.125%, 12/12/17	195,636	0.1
160,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	163,400	0.0
80,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	80,282	0.0
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	102,827	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	132,314	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	140,459	0.0
205,000		Huntsman International LLC, 4.875%, 11/15/20	202,950	0.1
82,000		International Paper Co., 4.800%, 06/15/44	79,728	0.0
100,000		LYB International Finance BV, 4.000%, 07/15/23	103,678	0.0
200,000		Metalloinvest Finance Ltd, 6.500%, 07/21/16	202,250	0.1
49,000		Monsanto Co., 4.400%, 07/15/44	48,761	0.0
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	78,281	0.0
55,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	55,289	0.0
100,000		Suzano Trading Ltd., 5.875%, 01/23/21	105,000	0.0
105,000		Vale Overseas Ltd., 4.625%, 09/15/20	110,924	0.0
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	221,375	0.1
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	135,382	0.0
			3,260,079	0.6

		Communications: 1.5%
104,000		AT&T, Inc., 2.500%, 08/15/15	105,783	0.0
66,000	L	AT&T, Inc., 3.900%, 03/11/24	67,311	0.0
61,000		AT&T, Inc., 4.800%, 06/15/44	60,242	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	84,071	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	163,721	0.0
258,000		CBS Corp., 3.700%, 08/15/24	255,380	0.1
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	90,111	0.0
285,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	274,669	0.1
90,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	88,425	0.0
40,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	39,950	0.0
120,000		CenturyLink, Inc., 5.625%, 04/01/20	124,230	0.0
90,000	L	CenturyLink, Inc., 6.750%, 12/01/23	96,637	0.0
40,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	41,100	0.0
60,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	62,550	0.0
77,000	#	CommScope, Inc., 5.500%, 06/15/24	76,037	0.0
63,000	#	CommScope, Inc., 5.000%, 06/15/21	62,055	0.0
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	133,198	0.0
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	66,227	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	51,931	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	$227,329	0.1
40,000		DISH DBS Corp., 4.250%, 04/01/18	40,200	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	122,700	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	76,550	0.0
62,000		eBay, Inc., 2.875%, 08/01/21	60,792	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	89,557	0.0
102,000		Equinix, Inc., 5.375%, 04/01/23	101,490	0.0
110,000		Gannett Co., Inc., 5.125%, 07/15/20	110,825	0.0
176,000	#	Gannett Co., Inc., 6.375%, 10/15/23	183,480	0.1
190,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	200,925	0.1
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	80,344	0.0
115,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	121,325	0.0
200,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	172,500	0.1
54,000		Motorola Solutions, Inc., 3.500%, 03/01/23	52,315	0.0
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	50,667	0.0
102,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	99,795	0.0
220,000	#	Netflix, Inc., 5.750%, 03/01/24	227,700	0.1
104,000		21st Century Fox America, Inc., 3.000%, 09/15/22	101,483	0.0
68,000		21st Century Fox America, Inc., 5.400%, 10/01/43	74,587	0.0
100,000		21st Century Fox America, Inc., 6.900%, 03/01/19	118,682	0.0
200,000	#	Numericable Group SA, 6.000%, 05/15/22	201,750	0.1
170,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	164,475	0.1
209,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	212,135	0.1
200,000	#	Softbank Corp., 4.500%, 04/15/20	200,250	0.1
85,000	#	Sprint Corp., 7.125%, 06/15/24	85,956	0.0
85,000	#	Sprint Corp., 7.875%, 09/15/23	90,525	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	394,866	0.1
98,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	102,007	0.0
219,000		Time Warner Cable, Inc., 5.875%, 11/15/40	258,602	0.1
129,000		Time Warner, Inc., 4.050%, 12/15/23	132,496	0.0
108,000		Time Warner, Inc., 5.350%, 12/15/43	116,748	0.0
101,000		Time Warner, Inc., 6.500%, 11/15/36	121,907	0.0
100,000		T-Mobile USA, Inc., 5.250%, 09/01/18	103,375	0.0
35,000		T-Mobile USA, Inc., 6.250%, 04/01/21	35,481	0.0
95,000		T-Mobile USA, Inc., 6.625%, 04/01/23	97,613	0.0
105,000		Verizon Communications, Inc., 4.150%, 03/15/24	108,448	0.0
44,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	44,232	0.0
131,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	132,191	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	89,166	0.0
334,000		Verizon Communications, Inc., 5.150%, 09/15/23	369,690	0.1
134,000		Verizon Communications, Inc., 6.550%, 09/15/43	167,662	0.1
65,000		Viacom, Inc., 4.250%, 09/01/23	67,098	0.0
102,000		Viacom, Inc., 4.375%, 03/15/43	94,280	0.0
54,000		Vodafone Group PLC, 1.500%, 02/19/18	53,264	0.0
44,000		Vodafone Group PLC, 2.950%, 02/19/23	41,551	0.0
110,000	#	West Corp., 5.375%, 07/15/22	101,750	0.0
78,000		WPP Finance 2010, 3.750%, 09/19/24	77,110	0.0
			7,921,502	1.5

		Consumer, Cyclical: 0.3%
68,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/44	66,733	0.0
110,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	106,837	0.0
200,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	209,540	0.1
49,000		Ford Motor Co., 4.750%, 01/15/43	49,231	0.0
70,000		Johnson Controls, Inc., 4.625%, 07/02/44	68,726	0.0
138,000		Kohl's Corp., 4.750%, 12/15/23	146,690	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	103,040	0.0
225,000		MGM Resorts International, 6.750%, 10/01/20	240,187	0.1
310,000		Pinnacle Entertainment, Inc., 6.375%, 08/01/21	325,500	0.1
53,000		Ross Stores, Inc., 3.375%, 09/15/24	52,715	0.0
15,000		Ryland Group, Inc., 6.625%, 05/01/20	15,975	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	126,842	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
81,000		Walgreen Co., 3.100%, 09/15/22	$78,471	0.0
107,000		Yum! Brands, Inc., 3.875%, 11/01/23	107,845	0.0
69,000		Yum! Brands, Inc., 5.350%, 11/01/43	75,330	0.0
			1,773,662	0.3

		Consumer, Non-cyclical: 0.9%
87,000	#	Actavis Funding SCS, 3.850%, 06/15/24	84,529	0.0
129,000	#	Actavis Funding SCS, 4.850%, 06/15/44	121,657	0.0
70,000		Altria Group, Inc., 4.000%, 01/31/24	71,590	0.0
62,000		Altria Group, Inc., 5.375%, 01/31/44	66,309	0.0
95,000		Amgen, Inc., 3.625%, 05/22/24	94,468	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	63,562	0.0
261,000	#	Amsurg Corp., 5.625%, 07/15/22	259,695	0.1
63,000		CareFusion Corp., 3.875%, 05/15/24	63,052	0.0
68,000		Celgene Corp., 3.250%, 08/15/22	67,675	0.0
99,000		Celgene Corp., 4.000%, 08/15/23	103,209	0.0
50,000		Express Scripts Holding Co., 3.500%, 06/15/24	49,072	0.0
70,000		HCA Holdings, Inc., 7.750%, 05/15/21	74,987	0.0
140,000		HCA, Inc., 7.250%, 09/15/20	147,350	0.0
75,000		Hertz Corp./The, 4.250%, 04/01/18	74,062	0.0
58,000		Humana, Inc., 3.150%, 12/01/22	56,733	0.0
200,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	213,000	0.1
67,000		McKesson Corp., 3.796%, 03/15/24	67,712	0.0
59,000		Medtronic, Inc., 3.625%, 03/15/24	60,351	0.0
160,000		Mylan, Inc./PA, 2.600%, 06/24/18	161,663	0.1
68,000		Pfizer, Inc., 3.400%, 05/15/24	68,058	0.0
64,000		Reynolds American, Inc., 4.850%, 09/15/23	68,310	0.0
108,000		Reynolds American, Inc., 6.150%, 09/15/43	123,991	0.0
150,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	153,375	0.1
228,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	228,570	0.1
40,000		Smithfield Foods, Inc., 7.750%, 07/01/17	44,500	0.0
100,000		St Jude Medical, Inc., 2.500%, 01/15/16	102,151	0.0
69,000		St Jude Medical, Inc., 3.250%, 04/15/23	68,394	0.0
66,000		St Jude Medical, Inc., 4.750%, 04/15/43	67,453	0.0
55,000		Synchrony Financial, 3.750%, 08/15/21	55,554	0.0
60,000		Synchrony Financial, 3.000%, 08/15/19	60,218	0.0
183,000		Synchrony Financial, 4.250%, 08/15/24	183,296	0.1
100,000		Sysco Corp., 3.500%, 10/02/24	100,572	0.0
63,000		Sysco Corp., 4.350%, 10/02/34	64,126	0.0
190,000		Tenet Healthcare Corp., 6.000%, 10/01/20	201,400	0.1
75,000		Tyson Foods, Inc., 3.950%, 08/15/24	75,302	0.0
54,000		Tyson Foods, Inc., 5.150%, 08/15/44	56,093	0.0
190,000		United Rentals North America, Inc., 7.625%, 04/15/22	208,525	0.1
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	105,000	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	105,875	0.0
216,000		WellPoint, Inc., 3.500%, 08/15/24	211,151	0.1
92,000		WellPoint, Inc., 4.625%, 05/15/42	89,971	0.0
93,000		WellPoint, Inc., 4.650%, 08/15/44	90,733	0.0
136,000		WellPoint, Inc., 5.100%, 01/15/44	145,065	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	67,553	0.0
149,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	151,302	0.0
69,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	70,142	0.0
49,000		Zoetis, Inc., 4.700%, 02/01/43	49,460	0.0
			4,916,816	0.9

		Diversified: 0.1%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	484,267	0.1

		Energy: 0.9%
75,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	43,969	0.0
59,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	66,819	0.0
90,000		Antero Resources Finance Corp., 5.375%, 11/01/21	89,887	0.0
99,000		Cenovus Energy, Inc., 3.800%, 09/15/23	101,347	0.0
40,000		Chesapeake Energy Corp., 6.125%, 02/15/21	43,700	0.0
175,000		Chesapeake Energy Corp., 6.625%, 08/15/20	193,900	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
35,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	$36,137	0.0
57,000		Continental Resources, Inc./OK, 3.800%, 06/01/24	55,960	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	168,941	0.1
69,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	66,036	0.0
89,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	88,862	0.0
79,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	78,752	0.0
34,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	34,266	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	147,861	0.1
43,000		Enbridge, Inc., 3.500%, 06/10/24	42,410	0.0
66,000		Enbridge, Inc., 4.000%, 10/01/23	68,480	0.0
24,000		Enbridge, Inc., 4.500%, 06/10/44	23,463	0.0
125,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	130,929	0.0
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	90,705	0.0
139,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	178,070	0.1
72,000		Ensco PLC, 4.500%, 10/01/24	72,408	0.0
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	48,690	0.0
49,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	48,413	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	96,456	0.0
600,000	±	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
53,000		Halliburton Co., 4.750%, 08/01/43	55,992	0.0
25,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	24,094	0.0
93,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	92,189	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	74,789	0.0
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,500	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	35,285	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	84,642	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	60,390	0.0
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	58,624	0.0
109,000		Petrobras Global Finance BV, 4.375%, 05/20/23	102,409	0.0
140,000		Plains Exploration & Production Co., 7.625%, 04/01/20	149,450	0.1
121,360	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/19	126,518	0.0
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	92,387	0.0
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	96,900	0.0
400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	393,500	0.1
70,000		Rowan Cos, Inc., 5.850%, 01/15/44	69,131	0.0
85,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	84,482	0.0
240,000		SandRidge Energy, Inc., 7.500%, 03/15/21	235,200	0.1
175,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	181,563	0.1
101,000		Transocean, Inc., 2.500%, 10/15/17	101,070	0.0
90,000	L	Transocean, Inc., 3.800%, 10/15/22	82,761	0.0
122,000		Weatherford International Ltd., 5.950%, 04/15/42	131,496	0.1
103,000		Williams Partners L.P., 4.500%, 11/15/23	107,867	0.0
53,000		Williams Cos, Inc./The, 4.550%, 06/24/24	52,548	0.0
			4,597,248	0.9

		Financial: 2.2%
277,000		Aegon NV, 2.722%, 07/29/49	253,949	0.1
181,000		American International Group, Inc., 3.375%, 08/15/20	186,710	0.1
7,000		American International Group, Inc., 8.175%, 05/15/68	9,468	0.0
57,000		Air Lease Corp., 3.875%, 04/01/21	57,855	0.0
186,000		Air Lease Corp., 4.250%, 09/15/24	183,443	0.1
99,000		American Tower Corp., 3.400%, 02/15/19	101,268	0.0
129,000		American Tower Corp., 3.450%, 09/15/21	126,685	0.0
62,000		American Tower Corp., 4.500%, 01/15/18	66,110	0.0
121,000		American Tower Corp., 5.000%, 02/15/24	127,095	0.0
200,000		Banco Davivienda SA, 5.875%, 07/09/22	202,500	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	#,L	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	$211,500	0.1
52,000		Bank of America Corp., 3.300%, 01/11/23	50,784	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	67,357	0.0
71,000		Bank of America Corp., 4.100%, 07/24/23	72,583	0.0
155,000		Bank of America Corp., 4.200%, 08/26/24	153,643	0.0
164,000		Bank of America Corp., 4.000%, 04/01/24	165,951	0.0
111,000		Bank of America Corp., 5.000%, 01/21/44	117,558	0.0
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	107,987	0.0
63,000		BioMed Realty L.P., 4.250%, 07/15/22	64,513	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	206,555	0.1
200,000	#	BPCE SA, 5.700%, 10/22/23	213,390	0.1
150,000	#	Caixa Economica Federal, 4.500%, 10/03/18	153,450	0.0
221,000		Citigroup, Inc., 4.000%, 08/05/24	216,861	0.1
184,000		Citigroup, Inc., 5.500%, 09/13/25	201,105	0.1
40,000		Citigroup, Inc., 6.675%, 09/13/43	49,200	0.0
116,000		Comerica, Inc., 3.800%, 07/22/26	114,591	0.0
162,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	176,963	0.0
89,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	117,925	0.0
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	218,010	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	128,332	0.0
70,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	71,955	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	138,138	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	147,929	0.0
113,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	118,528	0.0
250,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	312,736	0.1
160,000		General Electric Capital Corp., 4.375%, 09/16/20	175,187	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	108,215	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	115,925	0.0
92,000		Genworth Holdings, Inc., 4.800%, 02/15/24	94,588	0.0
165,000		Genworth Holdings, Inc., 4.900%, 08/15/23	170,393	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	88,643	0.0
187,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	188,616	0.1
48,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	48,456	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	210,861	0.1
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	90,557	0.0
117,000		Government Properties Income Trust, 3.750%, 08/15/19	117,960	0.0
129,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	169,163	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	113,318	0.0
137,000		HCP, Inc., 3.875%, 08/15/24	134,523	0.0
116,000		HCP, Inc., 4.250%, 11/15/23	119,817	0.0
79,000		Highwoods Realty L.P., 3.200%, 06/15/21	77,856	0.0
112,000		HSBC USA, Inc., 5.000%, 09/27/20	122,592	0.0
400,000	L	HSBC Holdings PLC, 5.625%, 12/29/49	397,700	0.1
76,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	76,891	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	204,078	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	414,805	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	196,000	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	152,935	0.0
103,000		JPMorgan Chase & Co., 1.625%, 05/15/18	101,665	0.0
173,000		JPMorgan Chase & Co., 3.375%, 05/01/23	165,950	0.0
95,000		JPMorgan Chase & Co., 3.875%, 09/10/24	93,084	0.0
56,000		JPMorgan Chase & Co., 5.000%, 12/29/49	54,802	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	74,475	0.0
184,000		JPMorgan Chase & Co., 6.000%, 12/29/49	181,930	0.0
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	61,659	0.0
70,000		Kimco Realty Corp., 3.125%, 06/01/23	67,395	0.0
80,000		MetLife, Inc., 3.048%, 12/15/22	78,959	0.0
51,000		Morgan Stanley, 3.750%, 02/25/23	51,038	0.0
324,000		Morgan Stanley, 3.875%, 04/29/24	324,400	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
85,000		Morgan Stanley, 4.100%, 05/22/23	$84,879	0.0
111,000		Morgan Stanley, 5.000%, 11/24/25	116,270	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	123,338	0.0
95,000		Prudential Financial, Inc., 4.600%, 05/15/44	94,476	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	200,685	0.1
109,000		Simon Property Group L.P., 3.375%, 10/01/24	107,772	0.0
315,000		Simon Property Group L.P., 4.250%, 10/01/44	302,632	0.1
244,000		US Bancorp/MN, 3.600%, 09/11/24	241,698	0.1
84,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	82,766	0.0
246,000		Wells Fargo & Co., 4.100%, 06/03/26	245,555	0.1
62,000		Wells Fargo & Co., 5.375%, 11/02/43	68,081	0.0
65,000		Wells Fargo & Co., 5.900%, 12/29/49	66,381	0.0
			11,491,596	2.2

		Industrial: 0.2%
80,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	80,305	0.0
100,000		BE Aerospace, Inc., 5.250%, 04/01/22	108,250	0.1
56,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	56,186	0.0
125,000		Case New Holland, Inc., 7.875%, 12/01/17	139,531	0.1
54,000		Caterpillar, Inc., 3.400%, 05/15/24	54,566	0.0
94,000		Eaton Corp., 2.750%, 11/02/22	91,078	0.0
87,000		Eaton Corp., 4.150%, 11/02/42	83,251	0.0
61,000		General Dynamics Corp., 2.250%, 11/15/22	57,941	0.0
77,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	80,917	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	96,135	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	50,175	0.0
90,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	90,250	0.0
			988,585	0.2

		Technology: 0.2%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	57,337	0.0
146,000		Apple Inc., 1.000%, 05/03/18	142,496	0.1
45,000		Apple Inc., 4.450%, 05/06/44	46,205	0.0
116,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	121,075	0.0
105,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	103,708	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	102,794	0.0
200,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	204,000	0.1
66,000		Oracle Corp., 3.625%, 07/15/23	67,880	0.0
21,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	23,048	0.0
			868,543	0.2

		Utilities: 0.5%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	233,750	0.1
33,000		AES Corp., 8.000%, 10/15/17	37,125	0.0
225,000	#	Calpine Corp., 6.000%, 01/15/22	237,938	0.1
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	46,064	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	67,108	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	100,696	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	214,600	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	127,906	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	79,386	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	189,074	0.1
98,000		Indiana Michigan Power, 7.000%, 03/15/19	117,018	0.0
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	50,001	0.0
17,766	#	Juniper Generation, LLC, 6.790%, 12/31/14	17,608	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	335,565	0.1
26,000		Nevada Power Co., 7.125%, 03/15/19	31,387	0.0
56,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	56,670	0.0
147,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	149,146	0.0
58,000		Nisource Finance Corp., 5.950%, 06/15/41	67,985	0.0
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	94,210	0.0
54,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	53,734	0.0
143,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	141,207	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
83,000		Southwestern Electric Power, 5.550%, 01/15/17	$90,855	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	89,301	0.0
			2,628,334	0.5

		Total Corporate Bonds/Notes
		(Cost $38,498,460)	38,930,632	7.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
135,923		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	137,120	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3, 5.790%, 06/10/49	118,771	0.0
310,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	322,136	0.1
350,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.790%, 06/10/49	362,354	0.1
200,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.349%, 09/10/47	200,927	0.1
90,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.523%, 07/10/43	90,674	0.0
50,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.859%, 07/10/42	47,491	0.0
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.859%, 07/10/42	195,521	0.1
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.915%, 03/11/41	73,995	0.0
47,057		Banc of America Mortgage 2005-J Trust, 2.798%, 11/25/35	43,761	0.0
70,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.523%, 07/10/43	71,458	0.0
170,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.230%, 11/10/38	176,879	0.1
134,100		Bear Stearns Adjustable Rate Mortgage Trust, 2.521%, 07/25/36	112,438	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.054%, 06/11/41	199,947	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	76,550	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.747%, 11/11/41	142,046	0.0
170,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	169,168	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.500%, 02/13/42	134,860	0.0
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	121,921	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.757%, 04/12/38	116,544	0.0
233,046	#	Beckman Coulter, Inc., 7.498%, 12/15/18	251,713	0.1
120,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	122,170	0.0
70,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 6.006%, 04/15/40	70,939	0.0
10,067	#	Citigroup Commercial Mortgage Trust 2004-C1, 6.006%, 04/15/40	10,065	0.0
973,665	#,^	Citigroup Commercial Mortgage Trust, 2.381%, 09/10/45	101,790	0.0
161,190		Citigroup Mortgage Loan Trust, Inc., 2.773%, 09/25/37	137,161	0.0
110,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.269%, 03/10/39	122,889	0.0
756,063	^	Commercial Mortgage Pass Through Certificates, 1.592%, 04/10/47	64,186	0.0
2,380,000	#,^	Commercial Mortgage Trust, 0.749%, 10/15/45	104,451	0.0
1,468,997	^	Commercial Mortgage Trust, 1.595%, 10/10/46	128,222	0.0
635,471	^	Commercial Mortgage Trust, 1.922%, 01/10/46	56,008	0.0
968,941	^	Commercial Mortgage Trust, 2.078%, 08/15/45	99,521	0.0
1,781,468	^	Commercial Mortgage Trust, 2.140%, 10/15/45	190,819	0.1
60,000		Commercial Mortgage Trust, 5.400%, 07/15/44	61,881	0.0
270,000		Commercial Mortgage Trust, 5.484%, 06/10/44	270,453	0.1
160,000		Commercial Mortgage Trust, 6.316%, 11/15/44	167,203	0.1
40,000		Commerical 2007-C9 Mortgage Trust, 5.989%, 12/10/49	41,425	0.0
253,212		Countrywide Alternative Loan Trust, 0.275%, 06/25/36	215,622	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
165,212		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	$150,904	0.0
130,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.097%, 09/15/39	136,199	0.0
90,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.173%, 02/15/41	91,607	0.0
15,758	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	15,791	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	302,637	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.462%, 05/15/36	58,357	0.0
72,827	#	Credit Suisse Mortgage Capital Certificates, 2.357%, 07/27/37	73,487	0.0
936,419	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.549%, 11/10/46	25,053	0.0
100,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.625%, 07/10/44	105,913	0.0
346,324		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.275%, 08/25/36	267,013	0.1
495,301		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.345%, 10/25/36	301,289	0.1
80,000		Fannie Mae Connecticut Avenue Securities, 2.755%, 05/25/24	73,620	0.0
72,000		Fannie Mae Connecticut Avenue Securities, 4.555%, 01/25/24	77,390	0.0
147,636		First Horizon Alternative Mortgage Securities, 0.455%, 12/25/36	88,017	0.0
147,635	^	First Horizon Alternative Mortgage Securities, 6.546%, 12/25/36	33,004	0.0
46,972		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	39,926	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.755%, 04/25/24	175,094	0.1
7,439,548	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	42,108	0.0
40,000		GCCFC Commercial Mortgage Trust, 6.257%, 12/10/49	41,822	0.0
60,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.466%, 05/10/43	49,409	0.0
50,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	50,824	0.0
80,000	#	Greenwich Capital Commercial Funding Corp., 6.192%, 06/10/36	80,020	0.0
966,256	^	GS Mortgage Securities Corp. II, 2.753%, 05/10/45	113,467	0.0
70,000		GS Mortgage Securities Trust 2006-GG6, 5.757%, 04/10/38	70,310	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.726%, 03/10/44	126,935	0.0
120,000		GS Mortgage Securities Trust, 5.757%, 04/10/38	118,037	0.0
183,475		Homebanc Mortgage Trust, 1.015%, 08/25/29	176,115	0.1
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.751%, 05/15/41	41,817	0.0
3,165,191	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.784%, 01/15/46	79,508	0.0
1,507,580	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.934%, 06/15/45	123,412	0.0
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	94,564	0.0
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	25,229	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.834%, 06/12/41	38,501	0.0
1,603,463	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.169%, 08/15/46	73,159	0.0
1,296,405	^	JPMBB Commercial Mortgage Securities Trust, 1.449%, 04/15/47	78,815	0.0
1,426,043	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	26,955	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.362%, 02/15/40	186,638	0.1
140,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	141,043	0.0
100,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	104,311	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	61,228	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	59,569	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6, 6.096%, 09/15/39	$61,781	0.0
8,496,068	#,^	LB-UBS Commercial Mortgage Trust, 0.849%, 11/15/38	108,273	0.0
60,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	60,540	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.644%, 10/15/36	87,778	0.0
28,702	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	28,734	0.0
40,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	39,396	0.0
130,000		LB-UBS Commercial Mortgage Trust, 6.049%, 06/15/38	130,849	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	188,522	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	180,627	0.1
70,000		LB-UBS Commercial Mortgage Trust, 8.150%, 07/15/32	71,069	0.0
60,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	66,477	0.0
121,753		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	122,050	0.0
2,044,698	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.861%, 02/15/46	188,406	0.1
1,279,203	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.448%, 07/15/24	103,411	0.0
1,546,807	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.302%, 11/15/45	152,290	0.0
21,619	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.801%, 04/14/40	21,594	0.0
37,594		Morgan Stanley Capital I Trust 2004-IQ7, 5.255%, 06/15/38	37,590	0.0
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	78,551	0.0
140,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.411%, 09/15/42	138,195	0.0
89,556		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	89,552	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.455%, 01/11/43	154,819	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	142,685	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	106,936	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	108,610	0.0
240,000		Morgan Stanley Capital I Trust, 5.389%, 11/12/41	246,204	0.1
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	171,167	0.1
63,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.986%, 09/15/37	62,863	0.0
200,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	175,000	0.0
400,450	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	405,853	0.1
3,655,967	#,^	RBSCF Trust, 1.184%, 04/15/24	3,899	0.0
222,611	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	222,616	0.1
121,168		Structured Asset Mortgage Investments, Inc., 0.633%, 04/19/35	113,225	0.0
150,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	158,797	0.0
966,066	#,^	UBS-Barclays Commercial Mortgage Trust, 2.307%, 08/10/49	110,086	0.0
220,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.548%, 03/15/42	220,162	0.1
130,000		Wachovia Bank Commercial Mortgage Trust Series, 5.896%, 05/15/43	131,289	0.0
220,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	230,144	0.1
84,575		WaMu Mortgage Pass Through Certificates, 1.794%, 10/25/36	71,731	0.0
120,841		WaMu Mortgage Pass Through Certificates, 2.203%, 12/25/36	109,835	0.0
44,263		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.941%, 04/25/37	38,792	0.0
196,393		WaMu Mortgage Pass-Through Certificates, 2.120%, 07/25/37	167,033	0.1
1,410,516	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.372%, 08/15/45	150,699	0.0
971,083	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.270%, 10/15/45	105,688	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
413,664		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.353%, 08/25/35	$424,990	0.1
123,398		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.611%, 09/25/35	117,126	0.0
112,791		Wells Fargo Mortgage Backed Securities Trust, 5.594%, 04/25/36	112,059	0.0

		Total Collateralized Mortgage Obligations
		(Cost $14,927,666)	15,168,169	2.9

U.S. TREASURY OBLIGATIONS: 7.0%
		Treasury Inflation Indexed Protected Securities: 0.3%
1,725,848		0.125%, due 07/15/24	1,658,955	0.3

		U.S. Treasury Bonds: 1.7%
3,237,000	L	2.375%, due 08/15/24	3,200,836	0.6
660,000		3.125%, due 02/15/43	650,719	0.2
4,560,000		3.375%, due 05/15/44	4,708,912	0.9
			8,560,467	1.7

		U.S. Treasury Notes: 5.0%
7,256,000		0.500%, due 09/30/16	7,243,810	1.4
6,603,000		1.000%, due 09/15/17	6,593,459	1.3
517,000		1.375%, due 11/30/15	524,058	0.1
102,000		1.375%, due 09/30/18	101,398	0.0
305,000		1.625%, due 04/30/19	303,951	0.0
4,114,000		1.750%, due 09/30/19	4,109,660	0.8
7,312,000		2.125%, due 09/30/21	7,268,011	1.4
60,000		2.500%, due 05/15/24	60,063	0.0
			26,204,410	5.0

		Total U.S. Treasury Obligations
		(Cost $36,378,866)	36,423,832	7.0

ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.3%
40,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	41,646	0.0
70,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	71,529	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	90,749	0.0
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	191,361	0.1
70,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	70,428	0.0
70,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	69,820	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	40,107	0.0
120,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	120,197	0.0
120,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	123,232	0.0
60,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	61,943	0.0
70,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	70,196	0.0
50,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	51,895	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	166,988	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	115,460	0.0
130,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	130,318	0.1
			1,415,869	0.3

		Credit Card Asset-Backed Securities: 0.0%
90,000		Chase Issuance Trust, 0.614%, 04/15/19	89,474	0.0

		Other Asset-Backed Securities: 1.7%
500,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	506,525	0.1
250,000	#	Atrium V, 3.932%, 07/20/20	247,966	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.003%, 06/20/17	244,857	0.0
500,000	#	Carlyle High Yield Partners IX Ltd., 0.635%, 08/01/21	480,424	0.1
200,000	#	Carlyle Arnage CLO Ltd., 1.738%, 08/27/21	202,495	0.0
200,000	#	Castle Garden Funding, 1.984%, 10/27/20	197,887	0.0
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	108,194	0.0
28,443		Chase Funding Trust Series 2003-5, 0.755%, 07/25/33	27,356	0.0
200,000	#	CIFC Funding 2006-I Ltd., 1.834%, 10/20/20	193,809	0.0
200,000	#	CIFC Funding 2006-II Ltd., 1.834%, 03/01/21	192,755	0.0
96,297	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	94,676	0.0
250,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.484%, 10/15/21	251,984	0.1
250,000	#	ColumbusNova CLO Ltd 2006-II, 1.733%, 04/04/18	243,268	0.0
500,000	#	ColumbusNova CLO Ltd 2006-II, 3.983%, 04/04/18	500,368	0.1
25,519	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	25,509	0.0
223,334		FBR Securitization Trust, 0.835%, 10/25/35	197,775	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	#	Gulf Stream - Compass CLO, 3.685%, 10/28/19	$250,139	0.1
250,000	#	Gulf Stream - Sextant CLO, 0.934%, 08/21/20	247,019	0.1
80,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	75,753	0.0
50,000	#	Invitation Homes Trust, 1.154%, 06/17/31	49,780	0.0
130,000	#	Invitation Homes Trust, 2.254%, 06/17/31	129,701	0.0
250,000	#	Katonah IX CLO Ltd., 0.954%, 01/25/19	242,969	0.0
330,000	#	Kingsland III Ltd., 0.885%, 08/24/21	316,508	0.1
225,000	#	Madison Park Funding I Ltd., 1.003%, 05/10/19	224,874	0.0
330,000	#	Madison Park Funding Ltd., 2.133%, 05/10/19	330,106	0.1
100,000		Madison Park Funding Ltd., 4.983%, 05/10/19	100,162	0.0
250,000	#	Momentum Capital Fund Ltd., 1.634%, 09/18/21	246,964	0.1
250,000	#	MSIM Peconic Bay Ltd., 2.234%, 07/20/19	251,558	0.1
250,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	250,063	0.1
533,282		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.395%, 03/25/36	470,356	0.1
300,000	#	Silverado CLO 2006-I Ltd., 1.984%, 04/11/20	299,901	0.1
200,000	#	Stanfield Arnage CLO Ltd., 2.438%, 08/27/21	201,436	0.0
300,000	#	Stanfield Bristol CLO Ltd, 0.684%, 10/15/19	299,336	0.1
50,000	#	Trade MAPS 1 Ltd., 2.402%, 12/10/18	50,500	0.0
600,000	#	WhiteHorse III Ltd./Corp, 0.990%, 05/01/18	599,385	0.1
400,000	#	WhiteHorse III Ltd/Corp, 2.090%, 05/01/18	396,293	0.1
			8,748,651	1.7

		Total Asset-Backed Securities
		(Cost $10,138,550)	10,253,994	2.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
		Federal Home Loan Mortgage Corporation: 1.3%##
27,033		0.100%, due 03/15/27	26,852	0.0
1,000	W	3.500%, due 02/15/41	1,021	0.0
580,180		4.000%, due 12/01/41	611,832	0.1
538,175		4.500%, due 08/01/41	581,017	0.1
992,380		4.500%, due 09/01/41	1,071,654	0.2
53,377		4.500%, due 01/15/42	54,815	0.0
206,711	^	4.946%, due 03/15/33	217,510	0.0
131,007		5.000%, due 12/15/17	137,696	0.0
199,510		5.000%, due 02/15/35	213,099	0.0
262,801		5.500%, due 12/15/32	290,405	0.1
79,546		5.500%, due 09/15/34	88,206	0.0
443,059	^	5.500%, due 10/15/35	99,084	0.0
637,491		5.500%, due 02/15/36	707,934	0.1
267,106		5.500%, due 06/15/37	295,990	0.1
16,642		5.500%, due 07/01/37	18,661	0.0
274,659		5.500%, due 07/15/37	305,896	0.1
230,306		6.000%, due 12/15/28	251,789	0.1
331,735		6.000%, due 01/15/29	365,748	0.1
336,244		6.000%, due 07/15/32	371,680	0.1
492,464		6.000%, due 10/15/37	537,502	0.1
3,119,705	^	6.446%, due 06/15/41	613,152	0.1
10,756		6.500%, due 12/01/31	12,633	0.0
			6,874,176	1.3

		Federal National Mortgage Association: 4.0%##
757,305		0.655%, due 12/25/40	767,256	0.2
168,602		0.675%, due 03/25/37	170,196	0.0
78,786		2.000%, due 11/25/42	77,153	0.0
2,394,084	^	3.000%, due 02/25/33	387,910	0.1
403,603		3.000%, due 01/25/38	415,046	0.1
4,077,000	W	3.000%, due 07/25/42	4,008,041	0.8
540,483		3.000%, due 07/01/43	533,801	0.1
485,000	W	3.500%, due 07/25/26	509,856	0.1
4,383,000	W	3.500%, due 04/25/42	4,467,236	0.9
3,734,000	W	4.000%, due 08/25/40	3,923,559	0.8
55,367		4.000%, due 07/01/42	58,477	0.0
385,562		4.000%, due 07/01/42	407,133	0.1
66,638		4.000%, due 07/01/42	70,401	0.0
986,000	W	4.500%, due 11/15/35	1,061,221	0.2
115,314		4.500%, due 11/01/40	124,724	0.0
172,189		4.500%, due 09/01/41	186,288	0.0
313,068		4.500%, due 10/01/41	338,769	0.1
102,877		5.000%, due 06/01/33	113,804	0.0
83,513		5.000%, due 07/25/34	85,292	0.0
139,446		5.000%, due 07/01/35	154,272	0.0
25,137		5.000%, due 02/01/36	27,797	0.0
9,149		5.000%, due 07/01/36	10,121	0.0
218,711		5.000%, due 07/01/37	241,929	0.0
277,208		5.000%, due 07/01/37	306,693	0.1
304,602		5.000%, due 11/01/40	337,505	0.1
93,816		5.000%, due 05/01/41	103,701	0.0
118,664		5.000%, due 06/01/41	131,185	0.0
201,092		5.000%, due 06/01/41	222,698	0.0
328,611		5.500%, due 12/01/36	369,161	0.1
3,414,767	^	5.996%, due 07/25/33	684,055	0.1
7,368		6.000%, due 06/01/16	7,571	0.0
2,495		6.000%, due 07/01/16	2,553	0.0
18,541		6.000%, due 07/01/16	19,133	0.0
2,648		6.000%, due 08/01/16	2,728	0.0
4,123		6.000%, due 10/01/16	4,237	0.0
4,367		6.000%, due 10/01/16	4,482	0.0
25,567		6.000%, due 03/01/17	26,476	0.0
1,596		6.000%, due 04/01/17	1,600	0.0
3,389		6.000%, due 04/01/17	3,458	0.0
4,197		6.000%, due 04/01/17	4,345	0.0
24,490		6.000%, due 06/01/17	25,441	0.0
6,696		6.000%, due 09/01/17	6,965	0.0
25,361		6.000%, due 10/01/17	26,352	0.0
21,696		6.000%, due 11/01/17	22,635	0.0
185,217		6.000%, due 07/25/29	202,460	0.0
307,487		6.000%, due 04/25/31	340,431	0.1
8,273		7.000%, due 06/01/29	9,253	0.0
1,268		7.000%, due 10/01/29	1,438	0.0
10,500		7.000%, due 10/01/31	10,771	0.0
4,020		7.000%, due 01/01/32	4,632	0.0
1,614		7.000%, due 04/01/32	1,832	0.0
2,403		7.000%, due 05/01/32	2,715	0.0
3,222		7.500%, due 11/01/29	3,672	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal National Mortgage Association: (continued)
	7,303		7.500%, due 10/01/30	$7,501	0.0
	4,017		7.500%, due 10/01/30	4,069	0.0
				21,042,030	4.0

			Government National Mortgage Association: 0.7%
	13,619,594	^	0.630%, due 07/20/39	253,580	0.1
	3,910,703	^	0.677%, due 12/16/43	209,605	0.0
	8,477		1.625%, due 12/20/29	8,774	0.0
	778,000		3.500%, due 07/20/42	803,954	0.2
	160,551		4.000%, due 11/20/40	170,930	0.0
	253,000		4.000%, due 06/20/41	268,140	0.1
	4,701,693	^	4.500%, due 05/16/35	298,846	0.1
	605,000		4.500%, due 03/20/39	656,236	0.1
	286,976		4.500%, due 08/20/41	312,473	0.1
	124,000		4.750%, due 05/20/39	135,628	0.0
	201,857		5.140%, due 10/20/60	220,883	0.0
	174,029		5.288%, due 10/20/60	192,094	0.0
	84,044		7.000%, due 05/16/32	94,542	0.0
				3,625,685	0.7

			Total U.S. Government Agency Obligations
			(Cost $31,151,365)	31,541,891	6.0

FOREIGN GOVERNMENT BONDS: 2.8%
EUR	1,175,000	#	Austria Government Bond, 1.650%, 10/21/24	1,555,407	0.3
	258,000		Republic of Belarus, 8.750%, 08/03/15	264,502	0.1
	53,000		Belize Government International Bond, 5.000%, 02/20/38	39,618	0.0
	99,700	#	Belize Government International Bond, 5.000%, 02/20/38	74,526	0.0
	45,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	40,612	0.0
EUR	50,000	Z	Bundesschatzanweisungen, -0.076%, 12/11/15	63,208	0.0
CAD	210,000		Canadian Government Bond, 1.000%, 08/01/16	187,096	0.0
CAD	140,000		Canadian Government Bond, 3.500%, 12/01/45	147,044	0.0
	600,000		Colombia Government International Bond, 2.625%, 03/15/23	553,500	0.1
	128,000		Colombia Government International Bond, 8.125%, 05/21/24	170,240	0.0
EUR	2,062,600		Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	2,744,178	0.5
	100,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	107,500	0.0
	250,000	#,L	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	237,675	0.1
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,750	0.0
	25,000		El Salvador Government International Bond, 7.650%, 06/15/35	26,688	0.0
	91,000		Guatemala Government Bond, 8.125%, 10/06/34	120,120	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	210,744	0.1
	110,000		Hungary Government International Bond, 5.375%, 02/21/23	116,600	0.0
	134,000	L	Hungary Government International Bond, 7.625%, 03/29/41	171,520	0.0
	254,000		Indonesia Government International Bond, 3.750%, 04/25/22	246,380	0.1
	405,000		Indonesia Government International Bond, 11.625%, 03/04/19	540,675	0.1
	200,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	191,750	0.0
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	217,108	0.1
	240,000		Lebanon Government International Bond, 6.100%, 10/04/22	245,400	0.1
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	250,230	0.1
MXN	6,490,000		Mexican Bonos, 6.500%, 06/10/21	506,279	0.1
	104,000		Mexico Government International Bond, 4.000%, 10/02/23	107,614	0.0
	30,000		Mexico Government International Bond, 4.750%, 03/08/44	29,850	0.0
NGN	74,220,000		Nigeria Government Bond, 13.050%, 08/16/16	462,805	0.1
	100,000		Pakistan Government International Bond, 6.875%, 06/01/17	102,750	0.0
	118,000		Panama Government International Bond, 6.700%, 01/26/36	145,435	0.0
	143,000		Peruvian Government International Bond, 5.625%, 11/18/50	162,305	0.0
	174,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	121,800	0.0
	181,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	121,723	0.0
	220,200		Petroleos de Venezuela SA, 9.750%, 05/17/35	142,029	0.0
	80,000		Petroleos Mexicanos, 3.500%, 07/18/18	83,160	0.0
	19,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	19,978	0.0
	39,000		Petroleos Mexicanos, 5.500%, 01/21/21	43,114	0.0
	280,000		Petroleos Mexicanos, 5.500%, 06/27/44	287,171	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
213,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	$230,933	0.1
410,000		Philippine Government International Bond, 4.000%, 01/15/21	433,062	0.1
100,000		Philippine Government International Bond, 7.750%, 01/14/31	139,375	0.0
100,000		Republic of the Philippines, 6.375%, 10/23/34	126,250	0.0
60,000		Poland Government International Bond, 3.000%, 03/17/23	58,163	0.0
96,000		Poland Government International Bond, 5.000%, 03/23/22	105,720	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,277	0.0
84,000		Romanian Government International Bond, 6.750%, 02/07/22	99,645	0.0
119,875		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	134,587	0.0
200,000		South Africa Government International Bond, 5.875%, 09/16/25	220,600	0.1
200,000		Turkey Government International Bond, 6.000%, 01/14/41	207,750	0.1
324,000		Turkey Government International Bond, 7.375%, 02/05/25	385,560	0.1
343,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	342,657	0.1
GBP 430,000		United Kingdom Gilt, 3.250%, 01/22/44	722,854	0.2
67,000		Uruguay Government International Bond, 4.500%, 08/14/24	70,350	0.0
49,871		Uruguay Government International Bond, 7.625%, 03/21/36	66,453	0.0
28,324	&	Uruguay Government International Bond, 7.875%, 01/15/33	38,096	0.0
96,045		Uruguay Government International Bond, 8.000%, 11/18/22	124,859	0.0

		Total Foreign Government Bonds
		(Cost $14,556,527)	14,395,275	2.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
12,021,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	$13,128	0.0
1,373,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	991	0.0
24,710,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 11/03/14 Counterparty: Deutsche Bank AG	95,745	0.0
10,150,000	@	Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 11/03/14 Counterparty: Deutsche Bank AG	39,329	0.0
14,155,598	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	11,652	0.0
			160,845	0.0

		Options on Currencies: –%
540,000	@	Call ZAR vs. Put USD, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	–	–
500,000	@	Put USD vs. Call BRL, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	–	–
			–	–

		Total Purchased Options
		(Cost $400,956)	160,845	0.0

		Total Long-Term Investments
		(Cost $476,520,256)	509,766,215	97.5

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 0.5%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,020,000, due 10/23/14-03/01/48)	$1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.2
918,172	Royal Bank of Canada, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $918,172, collateralized by various U.S. Government Agency Obligations, 1.821%-10.000%, Market Value plus accrued interest $936,535, due 08/15/17-09/20/44)	918,172	0.1
		2,918,172	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
14,546,687	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $14,546,687)	14,546,687	2.8

	Total Short-Term Investments
	(Cost $17,464,859)	17,464,859	3.3

	Total Investments in Securities (Cost $493,985,115)	$527,231,074	100.8
	Liabilities in Excess of Other Assets	(4,162,522)	(0.8)
	Net Assets	$523,068,552)	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira

Cost for federal income tax purposes is $495,022,726.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,848,463
Gross Unrealized Depreciation	(9,640,115)
Net Unrealized Appreciation	$32,208,348

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,092,321	$6,433,217	$–	$41,525,538
Consumer Staples	22,277,124	5,622,026	–	27,899,150
Energy	19,691,658	3,845,804	–	23,537,462
Financials	41,910,933	14,425,648	–	56,336,581
Health Care	34,863,261	6,717,129	–	41,580,390
Industrials	28,621,038	6,864,993	–	35,486,031
Information Technology	44,902,879	2,301,161	–	47,204,040
Materials	10,078,772	4,578,083	–	14,656,855
Telecommunication Services	2,016,295	2,369,250	–	4,385,545
Utilities	9,089,454	2,289,504	–	11,378,958
Total Common Stock	248,543,735	55,446,815	–	303,990,550
Exchange-Traded Funds	58,470,659	–	–	58,470,659
Preferred Stock	428,912	–	–	428,912
Rights	1,456	–	–	1,456
Purchased Options	–	160,845	–	160,845
Corporate Bonds/Notes	–	38,930,632	–	38,930,632
Collateralized Mortgage Obligations	–	14,741,456	426,713	15,168,169
Short-Term Investments	14,546,687	2,918,172	–	17,464,859
Foreign Government Bonds	–	14,395,275	–	14,395,275
U.S. Government Agency Obligations	–	31,541,891	–	31,541,891
Asset-Backed Securities	–	10,083,297	170,697	10,253,994
U.S. Treasury Obligations	–	36,423,832	–	36,423,832
Total Investments, at fair value	$321,991,449	$204,642,215	$597,410	$527,231,074
Other Financial Instruments+
Centrally Cleared Swaps	–	147,357	–	147,357
Forward Foreign Currency Contracts	–	1,137,437	–	1,137,437
Futures	155,469	–	–	155,469
Written Options	–	–	–	–
Total Assets	$322,146,918	$205,927,009	$597,410	$528,671,337
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,318,445)	$–	$(2,318,445)
Futures	(77,115)	–	–	(77,115)
OTC Swaps	–	(147,996)	–	(147,996)
Written Options	–	(213,645)	–	(213,645)
Total Liabilities	$(77,115)	$(2,680,086)	$–	$(2,757,201)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	857,498,500	Buy	11/21/14	$8,366,394	$7,821,270	$(545,124)
Barclays Bank PLC	EU Euro	7,005,967	Buy	11/21/14	9,364,351	8,851,991	(512,360)
Barclays Bank PLC	New Zealand Dollar	713,155	Buy	11/21/14	598,883	553,906	(44,977)
Barclays Bank PLC	Australian Dollar	506,947	Buy	11/21/14	469,355	442,248	(27,107)
Barclays Bank PLC	Swiss Franc	387,740	Buy	11/21/14	428,887	406,307	(22,580)
Barclays Bank PLC	Philippine Peso	24,504,023	Buy	11/21/14	560,476	544,272	(16,204)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swedish Krona	1,550,036	Buy	11/21/14	$226,114	$214,769	$(11,345)
Barclays Bank PLC	Danish Krone	849,772	Buy	11/21/14	152,646	144,225	(8,421)
Barclays Bank PLC	EU Euro	53,971	Buy	11/21/14	72,140	68,193	(3,947)
Barclays Bank PLC	Norwegian Krone	502,671	Buy	11/21/14	81,390	78,099	(3,291)
Barclays Bank PLC	Mexican Peso	9,591,663	Buy	12/19/14	728,922	710,322	(18,600)
Barclays Bank PLC	Russian Ruble	2,847,623	Buy	12/19/14	75,090	70,802	(4,288)
BNP Paribas Bank	British Pound	1,815,092	Buy	11/21/14	3,033,239	2,941,246	(91,993)
BNP Paribas Bank	Canadian Dollar	711,134	Buy	11/21/14	651,603	634,195	(17,408)
BNP Paribas Bank	Brazilian Real	5,294	Buy	12/19/14	2,291	2,117	(174)
BNP Paribas Bank	Chilean Peso	4,391,763	Buy	12/19/14	7,426	7,293	(133)
Citigroup, Inc.	Canadian Dollar	442,102	Buy	11/21/14	399,000	394,271	(4,729)
Citigroup, Inc.	New Zealand Dollar	657,795	Buy	11/21/14	536,000	510,909	(25,091)
Citigroup, Inc.	Norwegian Krone	710,074	Buy	11/21/14	113,000	110,322	(2,678)
Citigroup, Inc.	New Zealand Dollar	762,967	Buy	11/21/14	636,000	592,595	(43,405)
Citigroup, Inc.	EU Euro	414,469	Buy	11/21/14	548,000	523,679	(24,321)
Citigroup, Inc.	Australian Dollar	291,895	Buy	11/21/14	271,000	254,642	(16,358)
Citigroup, Inc.	EU Euro	444,844	Buy	11/21/14	589,000	562,058	(26,942)
Citigroup, Inc.	EU Euro	441,840	Buy	11/21/14	586,000	558,262	(27,738)
Citigroup, Inc.	Canadian Dollar	311,826	Buy	11/21/14	284,000	278,089	(5,911)
Citigroup, Inc.	Czech Koruna	1,154,548	Buy	12/19/14	54,060	53,090	(970)
Credit Suisse Group AG	Swiss Franc	135,336	Buy	11/21/14	144,000	141,817	(2,183)
Credit Suisse Group AG	Singapore Dollar	110,734	Buy	11/21/14	88,951	86,800	(2,151)
Credit Suisse Group AG	Hong Kong Sar Dollar	83,689	Buy	11/21/14	10,800	10,777	(23)
Deutsche Bank AG	Australian Dollar	292,065	Buy	11/21/14	271,000	254,790	(16,210)
Deutsche Bank AG	EU Euro	147,285	Buy	11/21/14	187,000	186,094	(906)
Deutsche Bank AG	Swedish Krona	3,722,992	Buy	11/21/14	521,000	515,848	(5,152)
Deutsche Bank AG	Swedish Krona	916,819	Buy	11/21/14	132,000	127,032	(4,968)
Deutsche Bank AG	Thai Baht	4,334,011	Buy	11/21/14	135,777	133,344	(2,433)
Deutsche Bank AG	Malaysian Ringgit	198,662	Buy	11/21/14	62,581	60,296	(2,285)
Deutsche Bank AG	Turkish Lira	211,898	Buy	12/19/14	95,726	91,229	(4,497)
Deutsche Bank AG	South African Rand	1,119,414	Buy	12/19/14	102,251	97,871	(4,380)
Deutsche Bank AG	Polish Zloty	422,687	Buy	12/19/14	130,238	127,186	(3,052)
Deutsche Bank AG	Hungarian Forint	401,990	Buy	12/19/14	1,654	1,632	(22)
Goldman Sachs & Co.	Indonesian Rupiah	841,602,000	Buy	11/21/14	71,045	67,945	(3,100)
HSBC	Peruvian Nuevo Sol	1,514,921	Buy	12/19/14	525,084	517,672	(7,412)
HSBC	Colombian Peso	995,085	Buy	12/19/14	506	488	(18)
JPMorgan Chase & Co.	EU Euro	316,737	Buy	11/21/14	402,000	400,194	(1,806)
JPMorgan Chase & Co.	Japanese Yen	116,506,598	Buy	11/21/14	1,073,000	1,062,660	(10,340)
JPMorgan Chase & Co.	Swiss Franc	176,425	Buy	11/21/14	188,000	184,873	(3,127)
JPMorgan Chase & Co.	British Pound	776,272	Buy	11/21/14	1,265,000	1,257,901	(7,099)
JPMorgan Chase & Co.	Australian Dollar	604,216	Buy	11/21/14	547,000	527,103	(19,897)
JPMorgan Chase & Co.	Australian Dollar	313,540	Buy	11/21/14	282,000	273,525	(8,475)
JPMorgan Chase & Co.	Australian Dollar	195,393	Buy	11/21/14	176,000	170,456	(5,544)
JPMorgan Chase & Co.	Australian Dollar	1,247,037	Buy	11/21/14	1,140,000	1,087,884	(52,116)
JPMorgan Chase & Co.	EU Euro	374,940	Buy	11/21/14	484,000	473,735	(10,265)
JPMorgan Chase & Co.	British Pound	259,925	Buy	11/21/14	420,000	421,193	1,193
JPMorgan Chase & Co.	Japanese Yen	53,489,767	Buy	11/21/14	504,000	487,882	(16,118)
JPMorgan Chase & Co.	Canadian Dollar	610,550	Buy	11/21/14	555,000	544,494	(10,506)
JPMorgan Chase & Co.	Swiss Franc	283,217	Buy	11/21/14	304,000	296,779	(7,221)
JPMorgan Chase & Co.	British Pound	606,743	Buy	11/21/14	977,000	983,190	6,190

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	28,609,640	Buy	11/21/14	$272,000	$260,949	$(11,051)
JPMorgan Chase & Co.	British Pound	161,722	Buy	11/21/14	264,000	262,061	(1,939)
JPMorgan Chase & Co.	EU Euro	191,656	Buy	11/21/14	252,000	242,156	(9,844)
JPMorgan Chase & Co.	Norwegian Krone	973,247	Buy	11/21/14	156,000	151,211	(4,789)
JPMorgan Chase & Co.	Swedish Krona	4,238,405	Buy	11/21/14	604,000	587,262	(16,738)
JPMorgan Chase & Co.	Japanese Yen	32,238,923	Buy	11/21/14	307,000	294,052	(12,948)
JPMorgan Chase & Co.	British Pound	283,714	Buy	11/21/14	467,000	459,741	(7,259)
JPMorgan Chase & Co.	Japanese Yen	33,944,310	Buy	11/21/14	327,000	309,607	(17,393)
JPMorgan Chase & Co.	Canadian Dollar	377,045	Buy	11/21/14	347,000	336,252	(10,748)
JPMorgan Chase & Co.	Australian Dollar	313,787	Buy	11/21/14	290,000	273,740	(16,260)
JPMorgan Chase & Co.	British Pound	315,064	Buy	11/21/14	522,000	510,543	(11,457)
JPMorgan Chase & Co.	Japanese Yen	51,589,080	Buy	11/21/14	498,000	470,546	(27,454)
JPMorgan Chase & Co.	Japanese Yen	52,136,826	Buy	11/21/14	505,000	475,542	(29,458)
JPMorgan Chase & Co.	South Korean Won	649,483,611	Buy	11/21/14	635,285	612,384	(22,901)
Morgan Stanley	Swiss Franc	193,932	Buy	11/21/14	204,000	203,218	(782)
Morgan Stanley	Norwegian Krone	4,910,797	Buy	11/21/14	766,000	762,979	(3,021)
Morgan Stanley	Swedish Krona	7,255,566	Buy	11/21/14	1,006,000	1,005,312	(688)
Morgan Stanley	British Pound	987,654	Buy	11/21/14	1,618,000	1,600,433	(17,567)
Morgan Stanley	Japanese Yen	112,786,754	Buy	11/21/14	1,039,000	1,028,731	(10,269)
Morgan Stanley	New Zealand Dollar	248,117	Buy	11/21/14	199,000	192,712	(6,288)
Morgan Stanley	EU Euro	1,028,145	Buy	11/21/14	1,320,000	1,299,054	(20,946)
Morgan Stanley	New Zealand Dollar	132,417	Buy	11/21/14	107,000	102,848	(4,152)
Morgan Stanley	Swedish Krona	2,382,468	Buy	11/21/14	333,000	330,108	(2,892)
Morgan Stanley	New Zealand Dollar	2,455,162	Buy	11/21/14	1,986,000	1,906,920	(79,080)
Morgan Stanley	Australian Dollar	596,200	Buy	11/21/14	533,000	520,110	(12,890)
Morgan Stanley	New Zealand Dollar	226,624	Buy	11/21/14	182,000	176,019	(5,981)
Morgan Stanley	Swedish Krona	2,193,880	Buy	11/21/14	309,000	303,978	(5,022)
Morgan Stanley	Swedish Krona	3,734,140	Buy	11/21/14	521,000	517,392	(3,608)
Morgan Stanley	New Zealand Dollar	618,999	Buy	11/21/14	503,000	480,776	(22,224)
Morgan Stanley	Australian Dollar	216,386	Buy	11/21/14	195,000	188,769	(6,231)
Morgan Stanley	Swedish Krona	4,099,632	Buy	11/21/14	575,000	568,034	(6,966)
Morgan Stanley	Swedish Krona	952,484	Buy	11/21/14	134,000	131,974	(2,026)
UBS AG	Norwegian Krone	3,319,373	Buy	11/21/14	537,000	515,723	(21,277)
UBS AG	Canadian Dollar	541,364	Buy	11/21/14	493,000	482,793	(10,207)
UBS AG	Norwegian Krone	865,714	Buy	11/21/14	136,000	134,504	(1,496)
UBS AG	Australian Dollar	1,143,240	Buy	11/21/14	1,020,000	997,334	(22,666)
UBS AG	Norwegian Krone	4,433,206	Buy	11/21/14	697,000	688,777	(8,223)
UBS AG	Australian Dollar	948,084	Buy	11/21/14	875,000	827,085	(47,915)
UBS AG	Swiss Franc	177,232	Buy	11/21/14	193,000	185,718	(7,282)
UBS AG	New Zealand Dollar	647,005	Buy	11/21/14	536,000	502,528	(33,472)
UBS AG	New Zealand Dollar	652,966	Buy	11/21/14	543,000	507,158	(35,842)
							$(2,309,270)

Barclays Bank PLC	Canadian Dollar	173,221	Sell	11/21/14	$157,000	$154,480	$2,520
Barclays Bank PLC	Australian Dollar	863,450	Sell	11/21/14	803,000	753,253	49,747
Barclays Bank PLC	Romanian New Leu	4,811	Sell	12/19/14	1,402	1,370	32
BNP Paribas Bank	EU Euro	163,098	Sell	11/21/14	211,000	206,073	4,927
BNP Paribas Bank	Swedish Krona	4,584,276	Sell	11/21/14	648,000	635,185	12,815
BNP Paribas Bank	British Pound	799,348	Sell	11/21/14	1,324,000	1,295,295	28,705
BNP Paribas Bank	New Zealand Dollar	639,313	Sell	11/21/14	536,000	496,553	39,447
BNP Paribas Bank	Brazilian Real	84,882	Sell	12/19/14	36,729	33,941	2,788
Citigroup, Inc.	British Pound	259,464	Sell	11/21/14	423,000	420,446	2,554
Citigroup, Inc.	British Pound	810,043	Sell	11/21/14	1,320,000	1,312,625	7,375

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	208,980	Sell	11/21/14	$339,000	$338,639	$361
Credit Suisse Group AG	New Zealand Dollar	597,417	Sell	11/21/14	489,000	464,013	24,987
Deutsche Bank AG	EU Euro	471,343	Sell	11/21/14	628,000	595,538	32,462
Deutsche Bank AG	British Pound	210,982	Sell	11/21/14	344,000	341,884	2,116
Deutsche Bank AG	EU Euro	389,421	Sell	11/21/14	503,000	492,030	10,970
Deutsche Bank AG	EU Euro	225,171	Sell	11/21/14	292,000	284,502	7,498
Deutsche Bank AG	Australian Dollar	187,228	Sell	11/21/14	174,000	163,333	10,667
Deutsche Bank AG	Norwegian Krone	2,382,434	Sell	11/21/14	384,000	370,153	13,847
Deutsche Bank AG	Swedish Krona	4,182,868	Sell	11/21/14	602,000	579,567	22,433
Deutsche Bank AG	New Zealand Dollar	650,744	Sell	11/21/14	537,000	505,432	31,568
Deutsche Bank AG	Australian Dollar	279,643	Sell	11/21/14	258,000	243,953	14,047
Deutsche Bank AG	Norwegian Krone	3,396,078	Sell	11/21/14	548,000	527,641	20,359
Deutsche Bank AG	Australian Dollar	301,257	Sell	11/21/14	279,000	262,809	16,191
Deutsche Bank AG	Israeli New Shekel	122,568	Sell	12/19/14	34,068	33,309	759
Deutsche Bank AG	South African Rand	661,064	Sell	12/19/14	60,384	57,798	2,586
Goldman Sachs & Co.	Australian Dollar	829,218	Sell	11/21/14	764,000	723,389	40,611
HSBC	Peruvian Nuevo Sol	1,503,126	Sell	12/19/14	517,000	513,641	3,359
JPMorgan Chase & Co.	Canadian Dollar	107,156	Sell	11/21/14	96,000	95,563	437
JPMorgan Chase & Co.	Canadian Dollar	435,691	Sell	11/21/14	390,000	388,553	1,447
JPMorgan Chase & Co.	Canadian Dollar	147,795	Sell	11/21/14	133,000	131,805	1,195
JPMorgan Chase & Co.	Australian Dollar	443,949	Sell	11/21/14	391,000	387,291	3,709
JPMorgan Chase & Co.	EU Euro	204,789	Sell	11/21/14	263,000	258,749	4,251
JPMorgan Chase & Co.	Japanese Yen	11,135,534	Sell	11/21/14	104,000	101,568	2,432
JPMorgan Chase & Co.	Canadian Dollar	234,305	Sell	11/21/14	213,000	208,955	4,045
JPMorgan Chase & Co.	EU Euro	114,468	Sell	11/21/14	148,000	144,630	3,370
JPMorgan Chase & Co.	Swiss Franc	519,983	Sell	11/21/14	556,000	544,882	11,118
JPMorgan Chase & Co.	Japanese Yen	106,014,812	Sell	11/21/14	992,000	966,964	25,036
JPMorgan Chase & Co.	Swiss Franc	120,920	Sell	11/21/14	129,000	126,711	2,289
JPMorgan Chase & Co.	Australian Dollar	564,228	Sell	11/21/14	514,000	492,219	21,781
JPMorgan Chase & Co.	EU Euro	1,259,088	Sell	11/21/14	1,630,000	1,590,849	39,151
JPMorgan Chase & Co.	Australian Dollar	1,224,174	Sell	11/21/14	1,122,000	1,067,939	54,061
JPMorgan Chase & Co.	Swiss Franc	273,037	Sell	11/21/14	293,000	286,111	6,889
JPMorgan Chase & Co.	New Zealand Dollar	314,354	Sell	11/21/14	259,000	244,158	14,842
JPMorgan Chase & Co.	Canadian Dollar	225,539	Sell	11/21/14	206,000	201,138	4,862
JPMorgan Chase & Co.	EU Euro	916,289	Sell	11/21/14	1,204,000	1,157,725	46,275
JPMorgan Chase & Co.	New Zealand Dollar	410,315	Sell	11/21/14	341,000	318,691	22,309
JPMorgan Chase & Co.	EU Euro	639,972	Sell	11/21/14	845,000	808,600	36,400
JPMorgan Chase & Co.	Australian Dollar	280,721	Sell	11/21/14	258,000	244,894	13,106
JPMorgan Chase & Co.	Canadian Dollar	313,069	Sell	11/21/14	285,000	279,198	5,802
JPMorgan Chase & Co.	Canadian Dollar	312,484	Sell	11/21/14	285,000	278,676	6,324
JPMorgan Chase & Co.	Japanese Yen	52,333,776	Sell	11/21/14	505,000	477,338	27,662

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	441,735	Sell	11/21/14	$586,000	$558,129	$27,871
Morgan Stanley	Swiss Franc	231,941	Sell	11/21/14	244,000	243,047	953
Morgan Stanley	Norwegian Krone	866,182	Sell	11/21/14	134,000	134,577	(577)
Morgan Stanley	British Pound	160,703	Sell	11/21/14	261,000	260,409	591
Morgan Stanley	Japanese Yen	33,666,618	Sell	11/21/14	308,000	307,074	926
Morgan Stanley	New Zealand Dollar	559,373	Sell	11/21/14	438,000	434,464	3,536
Morgan Stanley	EU Euro	119,143	Sell	11/21/14	152,000	150,536	1,464
Morgan Stanley	Australian Dollar	983,401	Sell	11/21/14	861,000	857,895	3,105
Morgan Stanley	New Zealand Dollar	1,770,556	Sell	11/21/14	1,396,000	1,375,188	20,812
Morgan Stanley	EU Euro	2,086,302	Sell	11/21/14	2,678,000	2,636,028	41,972
Morgan Stanley	Canadian Dollar	279,476	Sell	11/21/14	253,000	249,239	3,761
Morgan Stanley	Australian Dollar	372,321	Sell	11/21/14	329,000	324,804	4,196
Morgan Stanley	EU Euro	103,551	Sell	11/21/14	133,000	130,836	2,164
Morgan Stanley	Norwegian Krone	1,617,659	Sell	11/21/14	255,000	251,332	3,668
Morgan Stanley	Canadian Dollar	705,397	Sell	11/21/14	643,000	629,079	13,921
Morgan Stanley	Norwegian Krone	1,642,650	Sell	11/21/14	254,000	255,215	(1,215)
Morgan Stanley	Norwegian Krone	1,630,993	Sell	11/21/14	254,000	253,404	596
Morgan Stanley	Norwegian Krone	1,660,752	Sell	11/21/14	259,000	258,027	973
Morgan Stanley	Norwegian Krone	1,244,422	Sell	11/21/14	195,000	193,343	1,657
Morgan Stanley	Canadian Dollar	165,956	Sell	11/21/14	150,000	148,001	1,999
Morgan Stanley	New Zealand Dollar	198,136	Sell	11/21/14	161,000	153,892	7,108
UBS AG	Swiss Franc	223,041	Sell	11/21/14	237,000	233,721	3,279
UBS AG	EU Euro	1,229,329	Sell	11/21/14	1,582,000	1,553,249	28,751
UBS AG	EU Euro	1,073,984	Sell	11/21/14	1,390,000	1,356,971	33,029
UBS AG	New Zealand Dollar	1,493,267	Sell	11/21/14	1,222,000	1,159,818	62,182
UBS AG	Swedish Krona	8,851,052	Sell	11/21/14	1,245,000	1,226,378	18,622
UBS AG	Swedish Krona	2,038,795	Sell	11/21/14	289,000	282,490	6,510
UBS AG	New Zealand Dollar	786,405	Sell	11/21/14	649,000	610,800	38,200
UBS AG	New Zealand Dollar	648,020	Sell	11/21/14	537,000	503,316	33,684
							$1,128,262

Voya Balanced Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	5	12/08/14	$899,296	$8,406
Australia 10-Year Bond	21	12/15/14	2,221,098	22,027
Canada 10-Year Bond	7	12/18/14	846,788	1,038
Euro-Bobl 5-Year	10	12/08/14	1,615,702	1,940
Euro-Bund	7	12/08/14	1,323,557	3,498
Euro-Schatz	43	12/08/14	6,028,842	294
Long Gilt	9	12/29/14	1,650,742	14,590
S&P 500 E-Mini	66	12/19/14	6,486,150	(71,735)
Short Gilt	5	12/29/14	838,048	727
U.S. Treasury 2-Year Note	39	12/31/14	8,534,907	(1,550)
U.S. Treasury 5-Year Note	38	12/31/14	4,493,797	(2,391)
			$34,938,927	$(23,156)
Short Contracts
Australia 3-Year Bond	(3)	12/15/14	(287,165)	(1,439)
U.S. Treasury 10-Year Note	(140)	12/19/14	(17,449,688)	78,500
U.S. Treasury Long Bond	(8)	12/19/14	(1,103,250)	8,691
U.S. Treasury Ultra Long Bond	(11)	12/19/14	(1,677,500)	15,758
			$(20,517,603)	$101,510

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Voya Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	973,840	$(80,677)	$(62,200)	$(18,477)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	282,000	(23,362)	(17,588)	(5,774)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	438.040	$(36,289)	$(27,421)	$(8,868)
							$(140,328)	$(107,209)	$(33,119)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.0960% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	12/23/15	GBP	12,870,000	$12,873	$12,978
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	777,000,000	90,004	97,141
Pay a fixed rate equal to 1.119% and receive a floating rate equal to the 3-month USD-LIBOR-BBA	08/08/17	USD	5,000,000	17,485	17,485
Pay a fixed rate equal to 1.794% and receive a floating rate equal to the 3-month USD-LIBOR-BBA	08/08/19	USD	3,500,000	19,753	19,753
				$140,115	$147,357

Voya Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.025% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	10/25/16	MXN	36,047,000	$(7,668)	$–	$(7,668)
				$(7,668)	$–	$(7,668)

Voya Balanced Portfolio Written OTC Options on September 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
500,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100	USD	10/01/14	$950	$–
		Total Written OTC Options				$950	$–

Voya Balanced Portfolio Written Swaptions Open on September 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Receive	2.760%	11/03/14	USD	5,380,000	$75,206	$(62,197)
Call OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Receive	2.760%	11/03/14	USD	13,100,000	173,944	(151,448)
				Total Written Swaptions				$249,150	$(213,645)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$160,845
Foreign exchange contracts	Forward foreign currency contracts	1,137,437
Interest rate contracts	Futures contracts	155,469
Interest rate contracts	Interest rate swaps*	147,357
Total Asset Derivatives		$1,601,108

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,318,445
Interest rate contracts	Futures contracts	5,380
Equity contracts	Futures contracts	71,735
Credit contracts	Credit default swaps	140,328
Interest rate contracts	OTC Interest rate swaps	7,668
Interest rate contracts	Written options	213,645
Total Liability Derivatives		$2,757,201

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Morgan Stanley	UBS AG	Totals
Assets:
Purchased options	$-	$-	$14,119	$-	$135,074	$11,652	$-	$-	$-	$-	$160,845
Forward foreign currency contracts	52,299	88,682	10,290	24,987	185,503	40,611	3,359	394,047	113,402	224,257	1,137,437
Total Assets	$52,299	$88,682	$24,409	$24,987	$320,577	$52,263	$3,359	$394,047	$113,402	$224,257	$1,298,282

Liabilities:
Forward foreign currency contracts	$1,218,244	$109,708	$178,143	$4,357	$43,905	$3,100	$7,430	$352,753	$212,425	$188,380	$2,318,445
Credit default swaps	-	-	-	-	104,039	-	36,289	-	-	-	140,328
Interest rate swaps	-	-	-	-	7,668	-	-	-	-	-	7,668
Written options	-	-	-	-	213,645	-	-	-	-	-	213,645
Total Liabilities	$1,218,244	$109,708	$178,143	$4,357	$369,257	$3,100	$43,719	$352,753	$212,425	$188,380	$2,680,086

Net OTC derivative instruments by counterparty, at fair value	$(1,165,945)	$(21,026)	$(153,734)	$20,630	$(48,680)	$49,163	$(40,360)	$41,294	$(99,023)	$35,877	$(1,381,804)

Total collateral pledged by the Portfolio/(Received from counterparty)	$1,090,000	$-	$-	$-	$-	$-	$-	$-	$-	$-	$1,090,000

Net Exposure(1)	$(75,945)	$(21,026)	$(153,734)	$20,630	$(48,680)	$49,163	$(40,360)	$41,294	$(99,023)	$35,877	$(291,804)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014